INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Changes in Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Beginning balance	R$ 30,025,873	R$ 27,516,232
Profit attributable to non-controlling interests	1,262,029	3,790,353	R$ 1,644,843
Capital increase (reduction)	(634,660)	(24,022)
Sale of assets held for sales	(372,030)
Gain (loss) with capital increase		10,830
Other comprehensive income	(755)	(91,736)
Dividends	(2,382,267)	(1,550,643)
Business combination	574,598	237,460
Reclassification
Other	21,810	137,399
Ending balance	28,494,598	30,025,873	27,516,232
Comgas [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	32,145	27,151
Profit attributable to non-controlling interests	14,726	11,419
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income		444
Dividends	(20,680)	(6,869)
Business combination
Reclassification
Other	446
Ending balance	26,637	32,145	27,151
Commit Gás S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	1,562,500	2,058,651
Profit attributable to non-controlling interests	138,356	185,312
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(456,045)	(309,324)
Business combination	112,401
Reclassification		(372,030)
Other	235	(109)
Ending balance	1,357,447	1,562,500	2,058,651
Norgas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	372,030
Profit attributable to non-controlling interests
Capital increase (reduction)
Sale of assets held for sales	(372,030)
Gain (loss) with capital increase
Other comprehensive income
Dividends
Business combination
Reclassification		372,030
Other
Ending balance		372,030
Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit attributable to non-controlling interests	1,569
Capital increase (reduction)
Sale of assets held for sales
Other comprehensive income
Dividends	(3,446)
Business combination	462,197
Other	188
Ending balance	460,508
Biometano Verde Paulinia S.A [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	237,981
Profit attributable to non-controlling interests	1,228	521
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(970)
Business combination		237,460
Reclassification
Other
Ending balance	238,239	237,981
Compass Gas E Energia S A [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	790,672	782,583
Profit attributable to non-controlling interests	235,988	192,358
Capital increase (reduction)	(179,999)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income	(19,254)	132
Dividends	(269,808)	(183,126)
Business combination
Reclassification
Other	344	(1,275)
Ending balance	557,943	790,672	782,583
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	11,104,589	10,797,146
Profit attributable to non-controlling interests	(657,631)	503,029
Capital increase (reduction)		(12,250)
Gain (loss) with capital increase		(9,280)
Other comprehensive income	904	704
Dividends	(6,676)	(122,165)
Business combination
Reclassification
Other	16,266	(52,595)
Ending balance	10,457,452	11,104,589	10,797,146
Moove Lubricants Holdings [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	695,848
Profit attributable to non-controlling interests	118,209
Capital increase (reduction)
Sale of assets held for sales
Other comprehensive income	26,028
Dividends	(270,000)
Business combination
Other	(3,094)
Ending balance	566,991	695,848
Cosan Limited Partners Brasil [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	7	9
Profit attributable to non-controlling interests	(2)	(2)
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends
Business combination
Reclassification
Other
Ending balance	5	7	9
Cosan Lubes Investments S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	695,848	702,001
Profit attributable to non-controlling interests		82,979
Capital increase (reduction)
Gain (loss) with capital increase
Other comprehensive income		(78,742)
Dividends		(15,346)
Business combination
Reclassification
Other		4,956
Ending balance		695,848	702,001
Cosan Nove Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	2,567,019	2,634,310
Profit attributable to non-controlling interests	(365,149)	338,315
Capital increase (reduction)	34,202
Gain (loss) with capital increase		32,732
Other comprehensive income	25,796	(14,728)
Dividends	(105,000)	(436,566)
Business combination
Reclassification
Other	7,577	12,956
Ending balance	2,164,445	2,567,019	2,634,310
Cosan Dez Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	1,512,041	1,302,661
Profit attributable to non-controlling interests	501,890	573,987
Capital increase (reduction)	(396,395)	1
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income	(34,229)	454
Dividends	(603,022)	(372,772)
Business combination
Reclassification
Other	(152)	7,710
Ending balance	980,133	1,512,041	1,302,661
Sinlog Tecnologia em Logística S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		14,911
Profit attributable to non-controlling interests		(1,969)
Capital increase (reduction)		21,959
Gain (loss) with capital increase		(12,622)
Other comprehensive income
Dividends
Business combination
Reclassification
Other		(22,279)
Ending balance			14,911
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	4,743,201	3,773,279
Profit attributable to non-controlling interests	513,119	924,908
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(205,270)	(74,830)
Business combination
Reclassification
Other		119,844
Ending balance	5,051,050	4,743,201	3,773,279
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	3,156,328	2,584,058
Profit attributable to non-controlling interests	359,813	562,713
Capital increase (reduction)	(74,741)	(18,400)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(316,542)	(40,531)
Business combination
Reclassification
Other		68,488
Ending balance	3,124,858	3,156,328	2,584,058
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	472,244	505,681
Profit attributable to non-controlling interests	128,911	19,233
Capital increase (reduction)		(5,004)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(9,549)	(47,377)
Business combination
Reclassification
Other		(289)
Ending balance	591,606	472,244	505,681
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	66,715	70,857
Profit attributable to non-controlling interests	7,911	26,185
Capital increase (reduction)	(17,143)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(59,821)	(30,319)
Business combination
Reclassification
Other		(8)
Ending balance	(2,338)	66,715	70,857
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	1,089,154	878,879
Profit attributable to non-controlling interests	113,818	174,346
Capital increase (reduction)	(584)	(1,902)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(25,518)	37,831
Business combination
Reclassification
Other
Ending balance	1,176,870	1,089,154	878,879
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	204,444	212,065
Profit attributable to non-controlling interests	67,872	4,331
Capital increase (reduction)		(7,275)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(16,968)	(4,677)
Business combination
Reclassification
Other
Ending balance	255,348	204,444	212,065
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	417,013	365,807
Profit attributable to non-controlling interests	21,574	35,196
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(7,988)	16,010
Business combination
Reclassification
Other
Ending balance	430,599	417,013	365,807
Nova Amaralina Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	29,893	2,041
Profit attributable to non-controlling interests	12,140	12,971
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(3,035)	14,881
Business combination
Reclassification
Other
Ending balance	38,998	29,893	2,041
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	197,833	201,389
Profit attributable to non-controlling interests	8,239	(3,141)
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(245)	(415)
Business combination
Reclassification
Other
Ending balance	205,827	197,833	201,389
Terras da Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	84,251	73,421
Profit attributable to non-controlling interests	(4,238)	14,440
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	10,237	(3,610)
Business combination
Reclassification
Other
Ending balance	90,250	84,251	73,421
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	199,303	157,784
Profit attributable to non-controlling interests	24,339	40,115
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(3,235)	1,404
Business combination
Reclassification
Other
Ending balance	220,407	199,303	157,784
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	199,584	160,553
Profit attributable to non-controlling interests	23,397	40,163
Capital increase (reduction)		(1,151)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(6,503)	19
Business combination
Reclassification
Other
Ending balance	216,478	199,584	160,553
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	291,078	210,995
Profit attributable to non-controlling interests	(4,050)	52,944
Capital increase (reduction)
Sale of assets held for sales
Gain (loss) with capital increase
Other comprehensive income
Dividends	(2,183)	27,139
Business combination
Reclassification
Other
Ending balance	R$ 284,845	R$ 291,078	R$ 210,995